Leases (Details 3) - Southland Holdings Llc [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
2022	$ 8,726
2022	12,141
2022	20,867
2023	5,067
2023	2,548
2023	7,615
2024	5,038
2024	627
2024	5,665
2025	419
2025	240
2025	659
2026
2026	93
2026	93
Thereafter
Thereafter
Thereafter
Total	19,250
Total	15,649
Total	34,899
Less: present value discount	(1,027)
Less: present value discount	(327)
Less: present value discount	(1,354)
Lease liability	18,223	$ 19,280
Lease liability	15,322
Lease liability	$ 33,545